Income Taxes - Tax Credit Carry Forwards (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
California Enterprise Zone Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carry forwards	$ 0.1	$ 0.1
Research and development tax credit | Federal
Tax Credit Carryforward [Line Items]
Tax credit carry forwards	0.7	1.0
Research and development tax credit | State
Tax Credit Carryforward [Line Items]
Tax credit carry forwards	$ 0.7	$ 1.0